The Company’s short-term bank loans consist of the following: (Details) - USD ($)						1 Months Ended				3 Months Ended
	Nov. 18, 2020	Sep. 21, 2020	Aug. 28, 2020	May 20, 2020	Nov. 19, 2019	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Apr. 30, 2020	Mar. 31, 2021	Sep. 30, 2020	Sep. 10, 2020	Aug. 31, 2020	Jun. 30, 2020	May 31, 2020	May 22, 2020
Short-term Debt [Line Items]
Total						$ 904,832								$ 2,034,735
Short Term Loan Agreement [Member] | Fangguan Electronics [Member] | Industrial Bank [Member]
Short-term Debt [Line Items]
Borrowed amount					$ 2,700,000						$ 464,389		$ 556,508	48,000	$ 166,000
Debt maturity date					Nov. 18, 2020
Interest rate					5.22%							3.80%				3.85%
Description of collateral					The borrowing was collateralized by the Company’s buildings and land use right.
Repayment of bank loan	$ 760,000	$ 760,000	$ 457,000	$ 760,000		48,000	$ 166,000			$ 464,389
Short Term Loan Agreement [Member] | Fangguan Electronics [Member] | Industrial Bank [Member] | China, Yuan Renminbi
Short-term Debt [Line Items]
Borrowed amount					$ 18,000,000						$ 3,000,000		$ 3,595,096	312,161	$ 1,092,743
Repayment of bank loan	$ 5,000,000	$ 5,000,000	$ 3,000,000	$ 5,000,000		312,161	$ 1,092,743			$ 3,000,000
Notes Payable to Banks [Member]
Short-term Debt [Line Items]
Total						0								1,836,288
Notes Payable To Banks One [Member]
Short-term Debt [Line Items]
Total						0								154,353
Notes Payable To Banks Two [Member]
Short-term Debt [Line Items]
Total						0								44,094
Notes Payable To Banks Three [Member]
Short-term Debt [Line Items]
Total						556,508								0
Notes Payable To Banks Four [Member]
Short-term Debt [Line Items]
Total						$ 348,324								$ 0
Commercial Loan [Member] | Fangguan Electronics [Member]
Short-term Debt [Line Items]
Debt maturity date								Oct. 13, 2021
Interest rate								3.85%
Proceeds from Issuance of Commercial Paper									$ 348,324
Commercial Loan [Member] | Fangguan Electronics [Member] | China, Yuan Renminbi
Short-term Debt [Line Items]
Proceeds from Issuance of Commercial Paper								$ 2,250,212
Broker-Dealer, Bank Loan, Short-term								$ 18,000,000